DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 17—DISCONTINUED OPERATIONS

The Company ceased operations of its Search segment after the expiration of the Services Agreement during the second quarter of 2026 and completed the sale of Care.com on March 16, 2026 and the Distribution of Angi on March 31, 2025. As a result of these transactions, Search, Care.com and Angi are presented as discontinued operations within the Company’s consolidated financial statements for all periods presented. See “Note 1—Organization” for additional information.
The components of assets and liabilities of discontinued operations in the balance sheet consisted of the following:

	December 31, 2025
	Care.com	Search	Total
	(In thousands)
Current assets
Cash and cash equivalents	$18,900	$—	$18,900
Accounts receivable, net	32,197	6,809	39,006
Other current assets	33,536	4,274	37,810
Total current assets of discontinued operations	$84,633	$11,083	$95,716

Non-current assets
Capitalized software, leasehold improvements and equipment, net	$2,999	$—	$2,999
Goodwill	283,445	—	283,445
Intangible assets, net	71,479	—	71,479
Deferred income taxes	64,309	—	64,309
Other non-current assets	4,727	2,436	7,163
Total non-current assets of discontinued operations	$426,959	$2,436	$429,395

Current liabilities
Accounts payable, trade	$635	$7,025	$7,660
Deferred revenue	31,289	—	31,289
Accrued expenses and other current liabilities	44,723	12,442	57,165
Total current liabilities of discontinued operations	$76,647	$19,467	$96,114

Non-current liabilities
Deferred income taxes	$4,167	$—	$4,167
Other non-current liabilities	4,490	—	4,490
Total non-current liabilities of discontinued operations	$8,657	$—	$8,657

	December 31, 2024
	Care.com	Search	Angi	Total
	(In thousands)
Current assets
Cash and cash equivalents	$18,188	$—	$416,434	$434,622
Accounts receivable, net	38,200	27,841	36,670	102,711
Other current assets	17,332	2,257	41,968	61,557
Total current assets of discontinued operations	$73,720	$30,098	$495,072	$598,890

Non-current assets
Capitalized software, leasehold improvements and equipment, net	$3,014	$—	$79,564	$82,578
Goodwill	490,896	—	883,776	1,374,672
Intangible assets, net	75,385	—	167,662	243,047
Deferred income taxes	56,445	—	169,616	226,061
Other non-current assets	5,587	—	35,911	41,498
Total non-current assets of discontinued operations	$631,327	$—	$1,336,529	$1,967,856

Current liabilities
Accounts payable, trade	$204	$17,867	$18,319	$36,390
Deferred revenue	36,309	—	42,008	78,317
Accrued expenses and other current liabilities	51,868	35,121	171,334	258,323
Total current liabilities of discontinued operations	$88,381	$52,988	$231,661	$373,030

Non-current liabilities
Long-term debt, net	$—	$—	$496,840	$496,840
Deferred income taxes	5,813	—	1,500	7,313
Other non-current liabilities	5,458	—	37,917	43,375
Total non-current liabilities of discontinued operations	$11,271	$—	$536,257	$547,528
The components of the (loss) earnings from discontinued operations, net of tax in the statement of operations consisted of the following:

	December 31, 2025
	Care.com	Search	Angi	Eliminations	Total
	(In thousands)
Revenue	$347,251	$212,883	$245,913	$(19)	$806,028
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	78,672	77,111	13,015	—	168,798
Selling and marketing expense	95,279	108,498	118,541	—	322,318
General and administrative expense(a)	77,590	7,719	56,983	(19)	142,273
Product development expense	53,399	9,287	27,087	—	89,773
Depreciation	2,511	—	9,948	—	12,459
Amortization of intangibles	3,906	—	—	—	3,906
Goodwill impairment	207,451	—	—	—	207,451
Total operating costs and expenses	518,808	202,615	225,574	(19)	946,978
Operating (loss) income from discontinued operations	(171,557)	10,268	20,339	—	(140,950)
Interest expense	—	—	(5,044)	—	(5,044)
Other income, net	236	(13)	4,828	—	5,051
(Loss) earnings from discontinued operations before tax	(171,321)	10,255	20,123	—	(140,943)
Income tax provision	(1,328)	(5,441)	(4,855)	—	(11,624)
(Loss) earnings from discontinued operations, net of tax	$(172,649)	$4,814	$15,268	$—	$(152,567)
    _____________________
(a)    Angi includes the reversal of $10.2 million in stock-based compensation expense that was previously recognized by Angi with respect to the restricted shares for January 1 through the Distribution on March 31, 2025. See “Note 10—Stock-Based Compensation” for additional information.

	December 31, 2024
	Care.com	Search	Angi	Eliminations	Total
	(In thousands)
Revenue	$369,493	$387,699	$1,185,112	$(110)	$1,942,194
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	79,229	237,756	57,578	—	374,563
Selling and marketing expense	99,492	107,219	600,507	—	807,218
General and administrative expense	95,173	13,330	318,677	(110)	427,070
Product development expense	55,072	11,843	95,360	—	162,275
Depreciation	5,957	104	86,052	—	92,113
Amortization of intangibles	5,480	—	2,600	—	8,080
Total operating costs and expenses	340,403	370,252	1,160,774	(110)	1,871,319
Operating income from discontinued operations	29,090	17,447	24,338	—	70,875
Interest expense	—	—	(20,169)	—	(20,169)
Other income, net	307	2	18,361	—	18,670
Earnings from discontinued operations before tax	29,397	17,449	22,530	—	69,376
Income tax (provision) benefit	(6,403)	(1,667)	17,198	—	9,128
Earnings from discontinued operations, net of tax	$22,994	$15,782	$39,728	$—	$78,504

	December 31, 2023
	Care.com	Search	Angi	Total
	(In thousands)
Revenue	$374,815	$629,038	$1,445,832	$2,449,685
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	91,591	406,276	124,023	621,890
Selling and marketing expense	106,295	153,705	772,904	1,032,904
General and administrative expense	64,644	10,520	373,225	448,389
Product development expense	58,458	14,147	96,543	169,148
Depreciation	3,238	85	94,159	97,482
Amortization of intangibles	7,763	—	7,958	15,721
Total operating costs and expenses	331,989	584,733	1,468,812	2,385,534
Operating income (loss) from discontinued operations	42,826	44,305	(22,980)	64,151
Interest expense	—	—	(20,137)	(20,137)
Other income, net	421	(7)	17,223	17,637
Earnings (loss) from discontinued operations before tax	43,247	44,298	(25,894)	61,651
Income tax provision	(13,241)	(12,100)	(10,656)	(35,997)
Earnings (loss) from discontinued operations, net of tax	$30,006	$32,198	$(36,550)	$25,654